INCOME TAXES - Schedule of reconciliation of the federal income tax rate (Details) - CIK 0001822935 Healthcare Capital Corp	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrants	0.00%	(29.30%)
Transaction costs allocated to warrant liabilities	0.00%	2.00%
Fair value of warrant liability in excess of purchase price paid for Private Placement Warrants	0.00%	1.60%
Facilitative Merger Costs		1.00%
Valuation allowance	(21.00%)	3.60%
Income tax provision	0.00%	0.00%